COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 7,073	$ 2,100	$ 13,623	$ 8,400	$ 8,400	$ 2,800